Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2023	$ 1,500	$ 13,500	$ (933,549)	$ 2,963	$ (915,586)
Balance, shares at Sep. 30, 2023	15,000,000
Net loss			(146,072)		(146,072)
Foreign currency translation adjustment				80	80
Balance at Mar. 31, 2024	$ 1,500	13,500	(1,079,621)	3,043	(1,061,578)
Balance, shares at Mar. 31, 2024	15,000,000
Balance at Sep. 30, 2024	$ 1,721	7,804,868	(2,513,747)	(6,884)	5,285,958
Balance, shares at Sep. 30, 2024	17,206,342
Net loss			(1,381,918)		(1,381,918)
Foreign currency translation adjustment				1,128	1,128
Balance at Mar. 31, 2025	$ 1,721	$ 7,804,868	$ (3,895,665)	$ (5,756)	$ 3,905,168
Balance, shares at Mar. 31, 2025	17,206,342